Average Annual Total Returns		12 Months Ended	39 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.97%	5.67%
Performance Inception Date	Sep. 30, 2021
Innovator Emerging Markets Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.97%	5.67%
Innovator Emerging Markets Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.01%	4.41%
MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.57%	5.26%
MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		30.58%	2.72%